Shareholders' Equity - Share repurchase program, ESPP, SBC (Details) - USD ($)		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Equity, Class of Treasury Stock [Line Items]
Repurchase authorization, number of shares				5,251,892
Shares repurchased, in shares		1,435,725	673,182
Shares repurchased, value		$ 8,101,000	$ 2,787,000
Maximum deduction per pay period		$ 2,000
Share price, as percentage of fair market value		85.00%
ESPP expense recognized		$ 113,860	$ 31,619
ESPP, shares issued during the period	39,321	51,905	0
Share-based compensation expense		$ 3,900,000	$ 4,000,000.0
Employee Share Purchase Plan 2019 [Member]
Equity, Class of Treasury Stock [Line Items]
Unrecognized compensation cost		$ 0	$ 0